Finance Expense, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) $ / $	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (9,707,324)	$ (9,245,671)	$ (8,497,919)
Foreign exchange loss, net			(2,490,296)
Other finance expense, net	(859,642)		(43,370)
Finance expense	(10,566,966)	(9,245,671)	(11,031,585)
Interest income	1,567,100	2,268,711	1,499,473
Foreign exchange gain, net	220,149	768,923
Other finance income, net		903,204
Finance income	1,787,249	3,940,838	1,499,473
Finance expense, net	$ (8,779,717)	(5,304,833)	$ (9,532,112)
Fees for the prepayment of Senior Notes due 2018		$ 158,496
Foreign exchange rate | $ / $	19.6730	19.7051	20.6356
Interest income from convertible debentures		$ 787,298	$ 395,462